Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

(dollars in millions, except per share amounts; shares in millions)	2017	2016	2015
Net income attributable to common shareowners:
Net income from continuing operations	$4,552	$5,065	$3,996
Net (loss) income from discontinued operations	—	(10)	3,612
Net income attributable to common shareowners	$4,552	$5,055	$7,608
Basic weighted average number of shares outstanding	790.0	818.2	872.7
Stock awards	9.1	7.9	10.5
Diluted weighted average number of shares outstanding	799.1	826.1	883.2
Earnings Per Share of Common Stock—Basic:
Net income from continuing operations	$5.76	$6.19	$4.58
Net (loss) income from discontinued operations	—	(0.01)	4.14
Net income attributable to common shareowners	5.76	6.18	8.72
Earnings Per Share of Common Stock—Diluted:
Net income from continuing operations	$5.70	$6.13	$4.53
Net (loss) income from discontinued operations	—	(0.01)	4.09
Net income attributable to common shareowners	5.70	6.12	8.61